Leader Short-Term Bond Fund (the “Fund”)

 (a series of Northern Lights Fund Trust)

Supplement dated October 20, 2008

To the Class A Shares Prospectus dated October 20, 2008

The following information supersedes and replaces any contrary information in the Fund’s Prospectus:

Shareholders with an investment of $2 million or more in Class A Shares of the Fund may convert their Class A Shares to Institutional Shares of the Fund, beginning October 31, 2008.  A copy of the Fund’s Institutional Shares Prospectus will be provided to such shareholders.

From October, 20, 2008, through October 31, 2008, Rule 12b-1 Distribution and Shareholder Services fees for Class A Shares of the Fund will not be accrued, which could lower shareholder expenses during this period.

*    *    *    *    *    *

On October 17, 2008, shareholders of the Leader Short-Term Bond Fund of the Trust for Professional Managers (the “Acquired Fund’), voted to approve an Agreement and Plan of Reorganization whereby the Fund (a.k.a. the “Acquiring Fund”) would acquire all of the assets and liabilities of the Acquired Fund in exchange for Class A shares of the Acquiring Fund, which shares would be distributed pro-rata by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization”). On October 20, 2008, the Reorganization was completed, and each shareholder of the Acquired Fund became a Class A shareholder of the Acquiring Fund.

U.S. Bank, National Association, the custodian of the Acquired Fund will continue to serve the Acquiring Fund as Custodian until on or about November 14, 2008.  U.S. Bancorp Fund Services, LLC, the transfer agent of the Acquired Fund, will continue to serve the Acquiring Fund as Transfer Agent until on or about December 15, 2008. Therefore, until said dates, the following information supersedes and replaces any contrary information in the Fund’s Prospectus:

The Fund’s Custodian is U.S. Bank, National Association.  The Fund’s Transfer Agent is U.S. Bancorp Fund Services, LLC.

The toll free number to call when purchasing or redeeming shares by telephone, or purchasing shares by wire, will remain the same -  1-800-711-9164.

Purchases and Redemptions by mail should go to:

Regular Mail	Overnight or Express Mail
Leader Short-Term Bond Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Leader Short-Term Bond Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Purchase by Wire.   Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call 1-800-711-9164 to advise the Transfer Agent of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Leader Short-Term Bond Fund – Class A shares
(Shareholder Name/Account Registration) (Shareholder Account Number)

*    *    *    *    *    *

This supplement and the Prospectus and Statement of Additional Information dated October 20, 2008 provide the information a prospective investor should know about the Fund and should be retained for future reference.   You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-800-711-9164.

Leader Short-Term Bond Fund (the “Fund”)

 (a series of Northern Lights Fund Trust)

Supplement dated October 20, 2008

to the Institutional Shares Prospectus dated October 20, 2008

The following information supersedes and replaces any contrary information in the Fund’s Prospectus:

Institutional Shares of the Fund will not be available for purchase until October 31, 2008; however, if  you have $2 million or more to invest in the Fund, you may invest in Class A Shares of the Fund immediately with no sales load, and may convert your Class A Shares to Institutional Shares of the Fund beginning October 31, 2008.  A copy of the Fund’s Class A Shares Prospectus will be provided to you for this purpose.

From October, 20, 2008, through October 31, 2008, Rule 12b-1 Distribution and Shareholder Services fees for Class A Shares of the Fund will not be accrued.

*    *    *    *    *    *

On October 17, 2008, shareholders of the Leader Short-Term Bond Fund of the Trust for Professional Managers (the “Acquired Fund’), voted to approve an Agreement and Plan of Reorganization whereby the Fund (a.k.a. the “Acquiring Fund”) would acquire all of the assets and liabilities of the Acquired Fund in exchange for Class A shares of the Acquiring Fund, which shares would be distributed pro-rata by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization”). On October 20, 2008, the Reorganization was completed, and each shareholder of the Acquired Fund became a Class A shareholder of the Acquiring Fund.

U.S. Bank, National Association, the custodian of the Acquired Fund, will continue to serve the Acquiring Fund as Custodian until on or about November 15, 2008.  U.S. Bancorp Fund Services, LLC, the transfer agent of the Acquired Fund, will continue to serve the Acquiring Fund as Transfer Agent until on or about December 15, 2008. Therefore, until said dates, the following information supersedes and replaces any contrary information in the Fund’s Prospectus:

The Fund’s Custodian is U.S. Bank, National Association.  The Fund’s Transfer Agent is U.S. Bancorp Fund Services, LLC.

The toll free number to call when purchasing or redeeming shares by telephone, or purchasing shares by wire, will remain the same -  1-800-711-9164.

Purchases and Redemptions by mail should go to:

Regular Mail	Overnight or Express Mail
Leader Short-Term Bond Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Leader Short-Term Bond Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Purchase by Wire.   Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call 1-800-711-9164 to advise the Transfer Agent of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Leader Short-Term Bond Fund – Institutional shares
(Shareholder Name/Account Registration) (Shareholder Account Number)

*    *    *    *    *    *

This supplement and the Prospectus and Statement of Additional Information dated October 20, 2008 provide the information a prospective investor should know about the Fund and should be retained for future reference.   You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-800-711-9164.